Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income taxes [Abstract]
Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax	The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2021 - 27.0%) to income (loss) before income tax for the following reasons:

	June 30, 2022	June 30, 2021
	$.	$
Income (loss) before tax	(1,720,120)	(699,798)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery	(464,432)	(188,945)
Change in estimates from prior year	401	1,054
Foreign exchange	1,381	1,464
Non-deductible expenses	9,033	6,629
Non-deductible (non-taxable) portion of capital items	(19,518)	2,678
Non-deductible loss on conversion of debt	—	—
Goodwill and other impairment items	246,177	326
Tax impact on divestitures	—	6,295
Difference in statutory tax rate	24,346	14,755
Effect of change in tax rates	(385)	55
Changes in deferred tax benefits not recognized	200,856	149,368
Income tax recovery	(2,141)	(6,321)

Movements in Deferred Tax Assets (Liabilities)	Movements in deferred tax assets (liabilities) at June 30, 2022 and 2021 are comprised of the following:

	Balance, June 30, 2021	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, June 30, 2022
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	110,085	3,062	(85,288)	(975)	(2,193)	24,691
Capital Losses	451	—	(451)	—	—	—
Finance costs	813	—	(803)	—	—	10
Investment tax credit	1,471	—	(189)	—	—	1,282
Derivatives	734	—	(708)	—	—	26
Leases	14,937	—	(6,219)	—	—	8,718
Others	5,455	—	83	—	—	5,538
Total deferred tax assets	133,946	3,062	(93,575)	(975)	(2,193)	40,265

Deferred tax liabilities
Convertible debenture	(29,627)	—	17,731	—		(11,896)
Investment in associates	1,409	(1)	(1,416)	—	—	(8)
Derivatives	(393)	—	393	—	—	—
Intangible assets	(78,900)	(4,478)	71,880	578	—	(10,920)
Property, plant and equipment	(15,239)	(558)	10,398	430	—	(4,969)
Inventory	(8,296)	(857)	(2,466)	(29)	—	(11,648)
Biological assets	(2,900)	(30)	(752)	(4)	—	(3,686)
Total deferred tax liabilities	(133,946)	(5,924)	95,768	975	—	(43,127)

Net deferred tax liabilities	—	(2,862)	2,193	—	(2,193)	(2,862)

	Balance, June 30, 2020	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, Jun 30, 2021
	$	$	$	$	$
Deferred tax assets
Non-capital losses	125,008	(5,817)	(415)	(8,691)	110,085
Capital losses	501	(50)	—	—	451
Finance costs	9,689	(14,985)	—	6,109	813
Investment tax credit	569	902	—	—	1,471
Derivatives	420	314	—	—	734
Leases	13,075	1,892	(30)	—	14,937
Others	—	5,455	—	—	5,455
Total deferred tax assets	149,262	(12,289)	(445)	(2,582)	133,946

Deferred tax liabilities
Convertible debenture	(33,787)	4,160	—	—	(29,627)
Investment in associates	—	1,409	—	—	1,409
Derivatives	—	(393)	—	—	(393)
Intangible assets	(90,952)	11,830	222	—	(78,900)
Property, plant and equipment	(7,118)	(8,355)	234	—	(15,239)
Inventory	(18,306)	10,042	(32)	—	(8,296)
Biological assets	(2,496)	(411)	7	—	(2,900)
Others	(549)	549	—	—	—
Total deferred tax liabilities	(153,208)	18,831	431	—	(133,946)

Net deferred tax liabilities	(3,946)	6,542	(14)	(2,582)	—

Deferred Tax Assets Not Recognized
Deferred tax assets (liabilities) as presented in the Consolidated Statements of Financial Position are as follows:

	June 30, 2022	June 30, 2021
	$	$
Deferred tax assets	—	—
Deferred tax liabilities	(2,862)	—
Net deferred tax assets (liabilities)	(2,862)	—

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	2022	2021
	$	$
Non-capital losses carried forward	1,159,836	570,195
Investment in associates	47,983	—
Capital losses	135,259	132,456
Property, plant, and equipment	584,013	359,455
Intangible assets	37,953	11,701
Goodwill	32,755	33,764
Marketable Securities	23,744	28,323
Investment tax credits	5,021	5,028
Derivatives	12,722	—
Capital lease obligations	1,553	2,462
Other	37,365	55,537
	2,078,204	1,198,921